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                               LOOMIS SAYLES FUNDS

                    SUPPLEMENT DATED OCTOBER 18, 2000 TO THE
                      LOOMIS SAYLES EQUITY FUNDS PROSPECTUS
                DATED FEBRUARY 1, 2000, AS REVISED AUGUST 1, 2000
                    AND THE LOOMIS SAYLES FIXED INCOME FUNDS
                        PROSPECTUS DATED FEBRUARY 1, 2000


Effective immediately, shares of the Loomis Sayles Municipal Bond Fund and Loomis Sayles Mid-Cap Value Fund (the "Funds") will no longer be available for purchase. The Funds currently intend to cease operations on or about December 18, 2000.